Expense Example - FidelityUSBondIndexFund-PRO - FidelityUSBondIndexFund-PRO - Fidelity U.S. Bond Index Fund - Fidelity U.S. Bond Index Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 3
3 years	8
5 years	14
10 years	$ 32